Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 82,838	$ 84,465
Down payments from clients	5,216	11,169
Other accounts payable	61,111	44,596
Total	$ 149,165	$ 140,230